Contractual Maturities of Assets and Liabilities and Off-Balance Sheet Commitments - Summary of Remaining Contractual Maturity (Detail) - CAD ($) $ in Millions	Oct. 31, 2020		Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Assets
Cash and cash equivalents	$ 57,408	[1]	$ 48,803	$ 42,142	$ 32,599
Interest bearing deposits with banks	9,035		7,987
Securities	234,260		189,438
Securities borrowed or purchased under resale agreements	111,878		104,004
Loans
Residential mortgages	127,024		123,740
Consumer instalment and other personal	70,148		67,736
Credit cards	7,889		8,859
Business and government	243,246		227,609
Allowance for credit losses	(3,303)		(1,850)
Loans,net	445,004		426,094
Other Assets
Derivative instruments	36,815		22,144
Customers' liability under acceptances	13,493		23,593
Other	41,368		30,132
Other assets	91,676		75,869
Total Assets	949,261		852,195
Deposits
Deposits	659,034		568,143
Other liabilities
Derivative instruments	30,375		23,598
Acceptances	13,493		23,593
Securities sold but not yet purchased	29,376		26,253
Securities lent or sold under repurchase agreements	88,658		86,656
Securitization and structured entities' liabilities	26,889		27,159
Other	36,427		38,722
Total other liabilities	225,218		225,981
Subordinated debt	8,416		6,995
Total Equity	56,593		51,076	$ 45,721
Total Liabilities and Equity	949,261		852,195
Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	179,228		162,016
Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	5,601		5,550
Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	991		3,800
Securities lending [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	4,349		4,102
Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	576		926
Banks [Member]
Deposits
Deposits	38,825		23,816
Business and governments [member]
Deposits
Deposits	400,679		343,157
Individuals [Member]
Deposits
Deposits	219,530		201,170
0 -1 month [member]
Assets
Cash and cash equivalents	56,434		47,844
Interest bearing deposits with banks	3,901		4,088
Securities	4,838		2,680
Securities borrowed or purchased under resale agreements	79,354		74,972
Loans
Residential mortgages	2,077		1,691
Consumer instalment and other personal	677		645
Business and government	22,883		12,490
Loans,net	25,637		14,826
Other Assets
Derivative instruments	3,400		1,209
Customers' liability under acceptances	9,609		20,694
Other	1,873		1,951
Other assets	14,882		23,854
Total Assets	185,046		168,264
Deposits
Deposits	41,850		36,872
Other liabilities
Derivative instruments	1,374		1,329
Acceptances	9,609		20,694
Securities sold but not yet purchased	29,376		26,253
Securities lent or sold under repurchase agreements	69,142		74,501
Securitization and structured entities' liabilities	30		1
Other	10,301		12,325
Total other liabilities	119,832		135,103
Total Liabilities and Equity	161,682		171,975
0 -1 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	1,789		1,868
0 -1 month [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments			32
0 -1 month [member] | Securities lending [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	4,349		4,102
0 -1 month [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	14		53
0 -1 month [member] | Banks [Member]
Deposits
Deposits	13,499		12,177
0 -1 month [member] | Business and governments [member]
Deposits
Deposits	24,056		21,088
0 -1 month [member] | Individuals [Member]
Deposits
Deposits	4,295		3,607
1 - 3 Months [member]
Assets
Interest bearing deposits with banks	1,673		1,893
Securities	5,804		3,420
Securities borrowed or purchased under resale agreements	17,030		22,091
Loans
Residential mortgages	2,110		2,059
Consumer instalment and other personal	690		519
Business and government	5,170		7,072
Loans,net	7,970		9,650
Other Assets
Derivative instruments	5,472		1,867
Customers' liability under acceptances	3,633		2,562
Other	580		593
Other assets	9,685		5,022
Total Assets	42,162		42,076
Deposits
Deposits	37,304		41,630
Other liabilities
Derivative instruments	4,499		2,574
Acceptances	3,633		2,562
Securities lent or sold under repurchase agreements	10,747		7,697
Securitization and structured entities' liabilities	1,656		1,655
Other	804		3,188
Total other liabilities	21,339		17,676
Total Liabilities and Equity	58,643		59,306
1 - 3 Months [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	5,617		3,777
1 - 3 Months [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments			66
1 - 3 Months [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	27		98
1 - 3 Months [member] | Banks [Member]
Deposits
Deposits	3,982		4,187
1 - 3 Months [member] | Business and governments [member]
Deposits
Deposits	21,813		28,511
1 - 3 Months [member] | Individuals [Member]
Deposits
Deposits	11,509		8,932
3-6 month [member]
Assets
Interest bearing deposits with banks	1,266		1,081
Securities	7,817		2,797
Securities borrowed or purchased under resale agreements	12,111		5,254
Loans
Residential mortgages	4,627		5,285
Consumer instalment and other personal	1,229		991
Business and government	7,409		6,168
Loans,net	13,265		12,444
Other Assets
Derivative instruments	2,111		877
Customers' liability under acceptances	251		173
Other	188		245
Other assets	2,550		1,295
Total Assets	37,009		22,871
Deposits
Deposits	59,838		34,504
Other liabilities
Derivative instruments	1,684		1,240
Acceptances	251		173
Securities lent or sold under repurchase agreements	7,439		760
Securitization and structured entities' liabilities	334		1,340
Other	102		33
Total other liabilities	9,810		3,546
Total Liabilities and Equity	69,648		38,050
3-6 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	11,163		5,698
3-6 month [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	3		98
3-6 month [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	38		138
3-6 month [member] | Banks [Member]
Deposits
Deposits	13,106		1,215
3-6 month [member] | Business and governments [member]
Deposits
Deposits	33,713		21,209
3-6 month [member] | Individuals [Member]
Deposits
Deposits	13,019		12,080
6-9 month [member]
Assets
Interest bearing deposits with banks	1,204		714
Securities	6,263		3,508
Securities borrowed or purchased under resale agreements	2,172		859
Loans
Residential mortgages	5,795		6,818
Consumer instalment and other personal	1,223		1,272
Business and government	7,166		7,760
Loans,net	14,184		15,850
Other Assets
Derivative instruments	1,140		830
Customers' liability under acceptances			159
Other	20		12
Other assets	1,160		1,001
Total Assets	24,983		21,932
Deposits
Deposits	25,403		36,043
Other liabilities
Derivative instruments	1,171		970
Acceptances			159
Securities lent or sold under repurchase agreements	878		1,107
Securitization and structured entities' liabilities	2,810		1,033
Other	109		29
Total other liabilities	4,968		3,298
Total Liabilities and Equity	30,371		39,341
6-9 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	12,287		8,832
6-9 month [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	3		97
6-9 month [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	38		133
6-9 month [member] | Banks [Member]
Deposits
Deposits	455		319
6-9 month [member] | Business and governments [member]
Deposits
Deposits	13,862		22,334
6-9 month [member] | Individuals [Member]
Deposits
Deposits	11,086		13,390
9-12 month [Member]
Assets
Interest bearing deposits with banks	991		211
Securities	4,678		4,670
Securities borrowed or purchased under resale agreements	708		518
Loans
Residential mortgages	4,928		7,138
Consumer instalment and other personal	1,217		1,502
Business and government	6,795		6,547
Loans,net	12,940		15,187
Other Assets
Derivative instruments	915		911
Customers' liability under acceptances			5
Other	13		5
Other assets	928		921
Total Assets	20,245		21,507
Deposits
Deposits	28,222		34,903
Other liabilities
Derivative instruments	1,088		1,032
Acceptances			5
Securitization and structured entities' liabilities	1,169		1,038
Other	181		74
Total other liabilities	2,438		2,149
Total Liabilities and Equity	30,660		37,052
9-12 month [Member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	14,289		12,511
9-12 month [Member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	3		96
9-12 month [Member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	56		137
9-12 month [Member] | Banks [Member]
Deposits
Deposits	463		1,174
9-12 month [Member] | Business and governments [member]
Deposits
Deposits	17,567		18,023
9-12 month [Member] | Individuals [Member]
Deposits
Deposits	10,192		15,706
1-2 years [member]
Assets
Securities	15,730		15,001
Securities borrowed or purchased under resale agreements	503
Loans
Residential mortgages	19,551		22,309
Consumer instalment and other personal	5,229		4,823
Business and government	27,816		24,687
Loans,net	52,596		51,819
Other Assets
Derivative instruments	4,369		2,375
Other	16		7
Other assets	4,385		2,382
Total Assets	73,214		69,202
Deposits
Deposits	27,855		34,401
Other liabilities
Derivative instruments	3,911		2,985
Securities lent or sold under repurchase agreements	452		2,285
Securitization and structured entities' liabilities	4,946		5,350
Other	798		537
Total other liabilities	10,107		11,157
Total Liabilities and Equity	37,962		45,558
1-2 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	31,607		21,574
1-2 years [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	5,601
1-2 years [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	38		361
1-2 years [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	162		111
1-2 years [member] | Banks [Member]
Deposits
Deposits	7
1-2 years [member] | Business and governments [member]
Deposits
Deposits	20,070		22,983
1-2 years [member] | Individuals [Member]
Deposits
Deposits	7,778		11,418
2-5 years [member]
Assets
Securities	54,846		46,687
Securities borrowed or purchased under resale agreements			310
Loans
Residential mortgages	80,480		68,143
Consumer instalment and other personal	25,243		22,391
Business and government	77,917		87,486
Loans,net	183,640		178,020
Other Assets
Derivative instruments	9,393		5,095
Other	4		5
Other assets	9,397		5,100
Total Assets	247,883		230,117
Deposits
Deposits	57,996		62,549
Other liabilities
Derivative instruments	8,588		6,798
Securities lent or sold under repurchase agreements			306
Securitization and structured entities' liabilities	12,577		13,779
Other	1,326		3,596
Total other liabilities	22,491		24,479
Total Liabilities and Equity	80,487		87,028
2-5 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	95,881		102,113
2-5 years [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments			5,550
2-5 years [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	158		931
2-5 years [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	179		187
2-5 years [member] | Business and governments [member]
Deposits
Deposits	45,287		49,292
2-5 years [member] | Individuals [Member]
Deposits
Deposits	12,709		13,257
Over 5 years [member]
Assets
Securities	85,949		66,005
Loans
Residential mortgages	7,456		10,297
Consumer instalment and other personal	12,135		11,947
Business and government	35,824		20,331
Loans,net	55,415		42,575
Other Assets
Derivative instruments	10,015		8,980
Other	4,530		4,475
Other assets	14,545		13,455
Total Assets	155,909		122,035
Deposits
Deposits	13,164		13,991
Other liabilities
Derivative instruments	8,060		6,670
Securitization and structured entities' liabilities	3,367		2,963
Other	3,706		2,406
Total other liabilities	15,133		12,039
Subordinated debt	8,416		6,995
Total Liabilities and Equity	36,713		33,025
Over 5 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	6,595		5,643
Over 5 years [member] | Operating lease commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	786		2,119
Over 5 years [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	62		69
Over 5 years [member] | Banks [Member]
Deposits
Deposits	28		201
Over 5 years [member] | Business and governments [member]
Deposits
Deposits	11,129		11,759
Over 5 years [member] | Individuals [Member]
Deposits
Deposits	2,007		2,031
No maturity [member]
Assets
Cash and cash equivalents	974		959
Securities	48,335		44,670
Loans
Consumer instalment and other personal	22,505		23,646
Credit cards	7,889		8,859
Business and government	52,266		55,068
Allowance for credit losses	(3,303)		(1,850)
Loans,net	79,357		85,723
Other Assets
Other	34,144		22,839
Other assets	34,144		22,839
Total Assets	162,810		154,191
Deposits
Deposits	367,402		273,250
Other liabilities
Other	19,100		16,534
Total other liabilities	19,100		16,534
Total Equity	56,593		51,076
Total Liabilities and Equity	443,095		340,860
No maturity [member] | Banks [Member]
Deposits
Deposits	7,285		4,543
No maturity [member] | Business and governments [member]
Deposits
Deposits	213,182		147,958
No maturity [member] | Individuals [Member]
Deposits
Deposits	$ 146,935		$ 120,749

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation.